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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Magnetar Financial LLC
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   Address:      1603 Orrington Avenue, 13th Floor
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                 Evanston, IL  60201
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Form 13F File Number: 28-11800
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Turro
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Title:   Chief Compliance Officer
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Phone:   847-905-4690
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Signature, Place, and Date of Signing:

         /s/Michael Turro               Evanston, IL      May 15, 2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 15
                                        --------------------

Form 13F Information Table Value Total: $ 246,748
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                                            (thousands)

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2013 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THE CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2013 OR ARE NO LONGER NECESSARY.

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
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NAME OF                         TITLE OF           VALUE    SHRS OR   SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
ISSUER                          CLASS    CUSIP     [x$1000] PRN AMT   PRN CALL DISCRETION MANAGERS SOLE       SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------
*  AETNA INC NEW                COM      00817Y108   24,685   533,145 SH       SOLE                  533,145
*  CITIZENS REPUBLIC BANCORP IN COM NEW  174420307    3,363   177,267 SH       SOLE                  177,267
*  COVENTRY HEALTH CARE INC     COM      222862104   24,600   548,731 SH       SOLE                  548,731
*  COVENTRY HEALTH CARE INC     COM      222862104    9,015   201,100 SH  CALL SOLE                  201,100
*  EPOCH HOLDING CORP           COM      29428R103   21,648   775,900 SH       SOLE                  775,900
*  KBW INC                      COM      482423100    3,065   200,329 SH       SOLE                  200,329
*  NEXEN INC                    COM      65334H102   51,463 1,910,282 SH       SOLE                1,910,282
*  NEXEN INC                    COM      65334H102   10,097   374,800 SH  PUT  SOLE                  374,800
*  PSS WORLD MED INC            COM      69366A100    3,281   113,618 SH       SOLE                  113,618
*  METROPCS COMMUNICATIONS INC  COM      591708102   30,231 3,041,312 SH       SOLE                3,041,312
*  METROPCS COMMUNICATIONS INC  COM      591708102   14,910 1,500,000 SH  CALL SOLE                1,500,000
*  SEABRIGHT HOLDINGS INC       COM      811656107   11,933 1,077,944 SH       SOLE                1,077,944
*  SPARTECH CORP                COM NEW  847220209    5,696   627,982 SH       SOLE                  627,982
*  WEST COAST BANCORP ORE NEW   COM NEW  952145209   12,047   543,888 SH       SOLE                  543,888
*  ALTERRA CAPITAL HOLDINGS LIM COM      G0229R108   20,714   734,784 SH       SOLE                  734,784
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